Cover	Dec. 22, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of Aditxt, Inc. (the “Company”) filed on December 26, 2023 (the “Original Report”) in order to remove certain disclosure under Item 1.01 of the Original Report with respect to that certain Agreement and Plan of Merger (the “Merger Agreement”) by and between the Company, Adicure, Inc., a Delaware corporation (“Merger Sub”) and Evofem Biosciences, Inc., a Delaware corporation (“Evofem”) in response to certain comments received by the Company on its Preliminary Proxy Statement on Schedule 14A.
Document Period End Date	Dec. 22, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39336
Entity Registrant Name	Aditxt, Inc.
Entity Central Index Key	0001726711
Entity Tax Identification Number	82-3204328
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	737 N. Fifth Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	650
Local Phone Number	870-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	ADTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false